Expense Example {- Fidelity Blue Chip Growth K6 Fund} - 07.31 Fidelity Blue Chip Growth K6 Fund PRO-07 - Fidelity Blue Chip Growth K6 Fund - Fidelity Blue Chip Growth K6 Fund	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567